DISPOSITIONS, DROP DOWN TRANSACTIONS AND RESTRUCTURING - Restructuring Activities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Employee Related Costs
Business Acquisition [Line Items]
Restructuring and related cost, expected cost	$ 4.1	$ 6.0
Severance costs	1.9	3.8
Cash payment	2.1
Employee related cost included in current liabilities	2.4	2.7
Consultants
Business Acquisition [Line Items]
Restructuring costs	0.9	1.2
Restructuring and related cost, expected cost	0.2	0.2
Cash payment	1.1
Consultant related liabilities current	0.4	0.6
General and administrative expense
Business Acquisition [Line Items]
Restructuring costs	$ 2.8	$ 5.0